Expense Example - Innovator Equity Dual Directional 10 Buffer ETF - February - Innovator Equity Dual Directional 10 Buffer ETF - February	Jan. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252